SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Class A Common Stock Subject to Possible Redemption
At September 30, 2021 and December 31, 2020, Class A common stock reflected in the condensed balance sheet are reconciled in the following table:
Gross proceeds	$132,250,000
Less:
Proceeds allocated to Public Warrants	$ (6,482,000)
Class A common stock issuance costs	(7,029,990)
Plus:
Measurement adjustment of carrying value to redemption value	$ 13,511,990

Class A common stock subject to possible redemption	$132,250,000

Calculation of Basic and Diluted Net Income Per Common Stock
The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):
	Three Months Ended September 30, 2021		For the Period from July 14, 2020 (Inception) through September 30, 2020		Nine Months Ended September 30, 2021		For the Period from July 14, 2020 (Inception) through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,359,931	$839,983	$(131,514)	$(283,040)	$34,308,469	$857,717	$(131,514)	$(283,040)
Denominator:
Basic and diluted weighted average stock outstanding	13,225,000	3,306,250	1,356,410	2,919,231	13,225,000	3,306,250	1,356,410	2,919,231
Basic and diluted net income (loss) per common stock	$ 0.25	$ 0.25	$ (0.10)	$ (0.10)	$ 0.26	$ 0.26	$ (0.10)	$ (0.10)

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):
	For the Period from July 14, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$(3,254,481)	$(1,308,868)
Denominator:
Basic and diluted weighted average stock outstanding	7,779,412	3,128,676
Basic and diluted net income (loss) per common stock	$ (0.42)	$ (0.42)